Other assets - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure Abstract
Hosting arrangement service contract implementation cost capitalized	$ 18.4	$ 17.4
Hosting arrangement service contract accumulated amortization	8.8	4.9
Hosting arrangement service contract, net value	9.6	12.5
Hosting arrangement service amortization expense	$ 3.9	$ 2.2